Note 16 - Financial Instruments with Off-balance Sheet Risk - Minimum Rental Commitments (Details) $ in Thousands	Dec. 31, 2016 USD ($)
2017	$ 96
2018	72
2019	74
2020	72
2021	60
Thereafter
Total	$ 374